Fair Value Measurements - Change in Balance Sheet Carrying Value Associated with Level 3 Financial Instruments Carried at Fair Value on Recurring Basis (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period			$ 3,080
Total gains/(losses) (realized and unrealized):
Included in earnings			(563)
Included in other comprehensive income
Settlements			(143)
Cumulative effect of accounting change			(1,011)
Transfers in and/or out of level 3
Balance, end of period			1,363
Change in unrealized gains/(losses) relating to instruments still held at the reporting date			(863)
Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	(40)	(90)	(272)
Total gains/(losses) (realized and unrealized):
Included in earnings	(5)	69	234
Included in other comprehensive income
Settlements	(28)	(19)	4
Cumulative effect of accounting change			(56)
Transfers in and/or out of level 3
Balance, end of period	(73)	(40)	(90)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	(31)	6	111
Cross-Currency Interest Rate Swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	1,021	1,427	1,596
Total gains/(losses) (realized and unrealized):
Included in earnings	159	(176)	(834)
Included in other comprehensive income
Settlements	(127)	(230)	(208)
Cumulative effect of accounting change			873
Transfers in and/or out of level 3
Balance, end of period	1,053	1,021	1,427
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	55	(408)	(1,010)
Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	1	26	(18)
Total gains/(losses) (realized and unrealized):
Included in earnings	3	33	34
Included in other comprehensive income
Settlements		(58)	10
Transfers in and/or out of level 3
Balance, end of period	4	1	26
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	4	11	36
Total Derivative Instruments [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period	982	1,363	1,252
Total gains/(losses) (realized and unrealized):
Included in earnings	157	(74)	(563)
Included in other comprehensive income
Settlements	(155)	(307)	(143)
Cumulative effect of accounting change			817
Transfers in and/or out of level 3
Balance, end of period	984	982	1,363
Change in unrealized gains/(losses) relating to instruments still held at the reporting date	28	(391)	(863)
Residual Interests [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period			1,828
Total gains/(losses) (realized and unrealized):
Included in other comprehensive income
Cumulative effect of accounting change			(1,828)
Transfers in and/or out of level 3
Floor Income Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of period			(54)
Total gains/(losses) (realized and unrealized):
Included in earnings			3
Included in other comprehensive income
Settlements			51
Transfers in and/or out of level 3